Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES:
Net income	$ 2,546	$ 2,240
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	6,800	7,250
Net amortization of purchase premiums and discounts on securities	576	881
Depreciation and amortization	1,040	1,317
Deferred income tax expense (benefit)	4	(641)
Net security gains	(303)	(85)
Stock compensation expense	221	317
Loss on sale of OREO	227	707
Gain on sale of SBA loans held for sale, net	(962)	(500)
Gain on sale of mortgage loans, net	(951)	(1,052)
Origination of mortgage loans held for sale	(55,781)	(54,299)
Origination of SBA loans held for sale	(10,682)	(1,573)
Proceeds from sale of mortgage loans held for sale, net	56,732	55,351
Proceeds from sale of SBA loans held for sale, net	14,243	5,286
Loss on sale or disposal of premises and equipment	227	9
Net change in other assets and liabilities	2,421	1,800
Net cash provided by operating activities	16,358	17,008
INVESTING ACTIVITIES:
Purchases of securities held to maturity	(6,918)	(3,765)
Purchases of securities available for sale	(39,135)	(46,711)
Maturities and principal payments on securities held to maturity	7,011	8,882
Maturities and principal payments on securities available for sale	35,393	65,877
Proceeds from sale of securities held to maturity	2,168	1,893
Proceeds from sale of securities available for sale	23,123	14,513
Proceeds from redemption of Federal Home Loan Bank stock	118	471
Proceeds from sale of OREO	4,052	8,077
Net decrease in loans	9,594	21,353
Purchase of bank owned life insurance		(2,500)
Proceeds from sale or disposal of premises and equipment	2
Purchases of premises and equipment	(1,715)	(421)
Net cash provided by investing activities	33,693	67,669
FINANCING ACTIVITIES:
Net decrease in deposits	(10,817)	(103,451)
Repayments of borrowings		(10,000)
Proceeds from exercise of stock options	446	97
Dividends on preferred stock	(1,032)	(1,032)
Net cash used in financing activities	(11,403)	(114,386)
Increase (decrease) in cash and cash equivalents	38,648	(29,709)
Cash and cash equivalents at beginning of year	43,926	73,635
Cash and cash equivalents at end of year	82,574	43,926
SUPPLEMENTAL DISCLOSURES:
Cash: Interest paid	10,584	14,189
Cash: Income taxes paid	606	1,328
Noncash investing activities:
Transfer of SBA loans held for sale to held to maturity	130	7,796
Transfer of loans to OREO	$ 6,411	$ 9,700